Summary of Significant Accounting Policies (Tables)	6 Months Ended
Sep. 30, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Currency Exchange Rates

The following table outlines the currency exchange rates that were used in preparing the unaudited condensed consolidated financial statements:

	September 30, 2025		March 31, 2025		September 30, 2024
	Period-end spot rate	Average rate	Year-end spot rate	Average rate	Period-end spot rate	Average rate
$ against RMB	$1=RMB7.1190	$1=RMB7.1947	$1=RMB7.2163	$1=RMB7.2567	$1=RMB7.0176	$1=RMB7.2023
$ against EUR	$1=EUR0.8522	$1=EUR0.8684	$1=EUR0.9310	$1=EUR0.9263	$1=EUR0.8973	$1=EUR0.9194
$ against HK$	$1=HK$7.7809	$1=HK$7.8119	$1=HK$7.7930	$1=HK$7.7799	$1=HK$7.7693	$1=HK$7.8084
$ against RSD	$1=RSD99.8750	$1=RSD101.8102	$1=RSD108.1800	$1=RSD108.9620	$1=RSD107.54	$1=RSD105.00

Schedule of Property, Plant and Equipment Useful Lives

Property, plant and equipment, net are stated at cost less accumulated depreciation and impairment, if any, and are depreciated on a straight-line basis over the estimated useful lives of the assets as follows. Land is not depreciated since it has an indefinite useful life.

Category	Estimated useful lives
Machinery and equipment	2 – 10 years
Office equipment, furniture and fixtures	2 – 5 years
Leasehold improvements	Lesser of useful life and lease terms
Motor vehicle	4 years
Land	Indefinite

Schedule of Intangible Assets are Amortized using the Straight-Line	Intangible assets are amortized using the straight-line approach over the estimated economic useful lives of the asset as follows:
Category	Estimated useful lives
Software	5 years